Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042    HV-3574 - PremierSolutions Standard
_____________________________
Supplement dated January 31, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 31, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective on or about January 16, 2024, the Goldman Sachs Satellite Strategies Fund– Class A was closed to new investment and will be liquidated on or about February 13, 2024.
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds New World Fund® - Class R3	MFS® Mid Cap Growth Fund - Class A
Goldman Sachs Mid Cap Value Fund - Class A	MFS® New Discovery Fund - Class R3
Invesco American Franchise Fund - Class A	MFS® Value Fund - Class A
Invesco Capital Appreciation Fund - Class A	Neuberger Berman Sustainable Equity Fund - Class A
Invesco Equity and Income Fund - Class A	PGIM Jennison Natural Resources Fund, Inc. - Class A
John Hancock New Opportunities Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	-22.27%	2.36%	4.28%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	-10.65%	8.17%	9.65%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-31.14%	7.54%	11.47%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Invesco Capital Appreciation Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.97%	-31.10%	8.01%	10.80%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-7.72%	5.38%	8.00%
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.21%	-20.57%	4.02%	8.33%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	-32.64%	7.52%	11.34%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	-29.81%	7.32%	9.52%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	-11.53%	6.00%	10.25%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	-18.77%	7.08%	10.72%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	0.91%	24.50%	8.16%	2.61%
* This Fund’s Current Expenses reflect a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-75-HV3574